SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Indefinite-lived Intangible Assets
Total impairment of intangibles	$ 3,667,000
Total impairment of goodwill	3,321,095
Total impairment	5,503,095	$ 3,400,000
Bailey Goodwill
Indefinite-lived Intangible Assets
Total impairment of goodwill	3,321,095
Bailey brand name
Indefinite-lived Intangible Assets
Total impairment of intangibles	$ 2,182,000	$ 3,400,000